SCHEDULE OF DEPRECIATION AND AMORTIZATION RATE (Details)	12 Months Ended
Dec. 31, 2022
Exploration equipment [member]
IfrsStatementLineItems [Line Items]
Estimated useful life (years)	5 years
Computer software [member]
IfrsStatementLineItems [Line Items]
Estimated useful life (years)	2 years
Computer equipments [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life (years)	1 year
Computer equipments [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life (years)	2 years
Vehicles [member]
IfrsStatementLineItems [Line Items]
Estimated useful life (years)	4 years
Furniture and fixture [member]
IfrsStatementLineItems [Line Items]
Estimated useful life (years)	10 years
Buildings [member]
IfrsStatementLineItems [Line Items]
Estimated useful life (years)	25 years